Loans Receivable - Allowance for Loan Losses by Portfolio Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 53,497		$ 75,872	$ 79,815	$ 83,761			$ 111,215	$ 65,182	$ 83,761	$ 79,815	$ 111,215	$ 111,215	$ 150,122
Provision				275	675	4,832	5,029	(2,803)		950	275	7,058	7,733	33,887
Charge-offs	(5,631)			(5,182)					(19,954)	(11,496)	(20,286)	(43,039)	(49,353)	(82,562)
Recoveries	1,309			964					3,947	2,657	5,378	8,527	10,220	9,768
Ending balance	49,175	65,182		75,872	79,815	83,761			49,175	75,872	65,182	83,761	79,815	111,215
Residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	9,378			14,525	12,174			13,027	13,059	12,174	14,525	13,027	13,027	20,487
Provision	1,388			2,099					(1,428)	6,296	2,224	2,217	6,414	(2,546)
Charge-offs	(566)			(1,665)					(1,662)	(3,529)	(4,419)	(4,795)	(6,659)	(6,625)
Recoveries	125			163					356	181	729	1,725	1,743	1,711
Ending balance	10,325	13,059		15,122	14,525	12,174			10,325	15,122	13,059	12,174	14,525	13,027
Commercial and industrial
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	4,938			7,072	6,591			10,568	6,402	6,591	7,072	10,568	10,568	19,541
Provision	911			(974)					373	99	(599)	(2,544)	(1,471)	4,180
Charge-offs	(3,633)			(411)					(4,955)	(1,135)	(864)	(2,759)	(3,483)	(14,993)
Recoveries	380			155					776	287	793	1,326	1,458	1,840
Ending balance	2,596	6,402		5,842	7,072	6,591			2,596	5,842	6,402	6,591	7,072	10,568
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	35,043			54,581	62,269			85,153	42,065	62,269	54,581	85,153	85,153	106,445
Provision	(3,383)			(2,180)					(1,551)	(9,995)	(2,942)	4,708	(3,107)	30,869
Charge-offs	(1,141)			(2,199)					(11,902)	(3,512)	(13,100)	(32,952)	(34,265)	(57,685)
Recoveries	651			604					2,558	2,044	3,526	5,360	6,800	5,524
Ending balance	31,170	42,065		50,806	54,581	62,269			31,170	50,806	42,065	62,269	54,581	85,153
Consumer Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	4,138			3,637	2,727			2,467	3,656	2,727	3,637	2,467	2,467	3,649
Provision	1,084			1,330					2,606	4,550	1,592	2,677	5,897	1,384
Charge-offs	(291)			(907)					(1,435)	(3,320)	(1,903)	(2,533)	(4,946)	(3,259)
Recoveries	153			42					257	145	330	116	219	693
Ending balance	$ 5,084	$ 3,656		$ 4,102	$ 3,637	$ 2,727			$ 5,084	$ 4,102	$ 3,656	$ 2,727	$ 3,637	$ 2,467